Share-Based Payments - Additional Information (Details)		1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2018 $ / shares shares	Jan. 31, 2019 USD ($) director shares	Jun. 30, 2018 USD ($) shares	Apr. 30, 2018 USD ($) shares	Apr. 24, 2018 $ / shares shares	Oct. 31, 2017 USD ($) director shares	Apr. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Jan. 31, 2017 USD ($) employee shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Aug. 03, 2018 shares	Dec. 03, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding to purchase shares of common stock	8,000,000				8,000,000					3,709,240		3,709,240		60,000	2,521,896
Share-based payments expense | $										$ 2,547,107	$ 11,530	$ 6,474,227	$ 3,372,447	$ 3,400,000	$ 1,300,000
Unrecognized compensation expense related to non-vested share options | $										$ 14,255,266		14,255,266		64,960
Total fair value of vested shares | $												$ 6,010,085	319,001	$ 364,001	974,237
Weighted average exercise price of warrants | $ / shares	$ 5.375				$ 5.375					$ 1.84		$ 1.84		$ 1.75
Weighted average remaining life of warrants												4 years 8 months 23 days		29 days
Cash received from options exercised | $												$ 0	$ 2,632	$ 28,000	100,000
Cash received from warrants exercised | $														$ 1,126,000	$ 1,725,000
Percentage of premium on exercise price	25.00%				25.00%
Closing market price | $ / shares	$ 4.30				$ 4.30
Weighted average period for recognition related to non-vested stock options												1 year 4 months 24 days		1 year 5 months 5 days
2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance										31,500,000		31,500,000				31,500,000	4,000,000
Number of options available for issuance										14,160,326		14,160,326		27,635,499
Employee [Member] | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted			1,342,743	1,342,743
Restricted shares, vesting period			2 years	2 years
Amount of grant date fair value of the restricted shares | $			$ 3,469,532	$ 3,469,532
Restricted shares vested			1,239,743	1,239,743
Board of Directors | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted		129,840				4,488
Amount of grant date fair value of the restricted shares | $		$ 161,001				$ 100,000
Number of directors | director		2				4
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock														87,586
Number of non-vested restricted shares										55,586		55,586		87,586	109,586
Restricted shares granted												129,840		1,342,743
Restricted shares vested												158,840		1,264,743
Unrecognized compensation cost related to unvested restricted shares | $										$ 33,800		$ 33,800		$ 131,950
Weighted average period for recognition related to non-vested stock options												6 months 4 days		1 year 3 months 4 days
Restricted Stock | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted							365,000	365,000	35,000
Number of employees | employee									1
Restricted shares, vesting period							4 years	4 years	4 years
Amount of grant date fair value of the restricted shares | $							$ 778,200	$ 778,200	$ 43,750
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock										14,971,431		14,971,431		1,706,431	1,853,391
Stock options issued to employees												14,325,000		0